Share-Based Payments	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Payments	Share-Based Payments

Our compensation programs can include share-based payments. The award value is determined by reference to the fair value of share-based awards to similar employees in competitive survey data or industry peer groups used for compensation purposes; and is allocated between different long-term incentive vehicles, in the form of TSRUs, PTSRUs, PTUs, RSUs, PPSs, PSAs and stock options, as determined by the Compensation Committee.

The 2019 Stock Plan (2019 Plan) replaced and superseded the 2014 Plan. The 2019 Plan provides for 400 million shares to be authorized for grants, plus any shares remaining available for grant under the 2014 Plan as of April 25, 2019 (the carryforward shares). In addition, the 2019 Plan provides that the number of stock options, Stock Appreciation Rights (known as TSRUs and PTSRUs), RSUs, or other performance-based awards that may be granted to any one individual during any 36-month period is limited to 20 million shares, and that RSUs, PPSs and PSAs count as three shares, while TSRUs, PTSRUs and stock options count as one share, toward the maximum shares available under the 2019 plan. As of December 31, 2019, 518 million shares were available for award.
Although not required to do so, we have used authorized and unissued shares and, to a lesser extent, treasury stock to satisfy our obligations under these programs.
A. Impact on Net Income

The following table provides the components of share-based compensation expense and the associated tax benefit:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
TSRUs(a)	$294	$302	$221
RSUs	275	286	301
PPSs	114	276	209
PSAs	28	62	47
Stock options	7	12	55
Directors’ compensation	—	10	7
Share-based payment expense	718	949	840
Tax benefit for share-based compensation expense	(137)	(180)	(163)
Share-based payment expense, net of tax	$581	$769	$677

(a)    Includes expense for PTSRUs, described in Note 13C below, which is not significant for all years presented.

The table above excludes total expense due to the modification for share-based awards in connection with our Organizing for Growth initiative. The total expense was not significant for 2019 and 2018, the year in which the Organization for Growth Initiative began and is recorded in Restructuring charges and certain acquisition-related costs (see Note 3).

Amounts capitalized as part of inventory cost were not significant for any period presented.
B. Total Shareholder Return Units

TSRUs are awarded to senior and other key management, and to certain other employees. TSRUs entitle the holders to receive a number of shares of our common stock with a value equal to the difference between the defined settlement price and the grant price, plus the dividends accumulated during the five-year or seven-year term, if and to the extent the total value is positive. The settlement price is the average closing price of our common stock during the 20 trading days ending on the fifth or seventh anniversary of the grant, as applicable; the grant price is the closing price of our common stock on the date of the grant. The TSRUs are automatically settled on the fifth or seventh anniversary of the grant but vest on the third anniversary of the grant, after which time there is no longer a substantial risk of forfeiture.

Retiree eligible holders (at least age 55 with at least ten years of service) can elect to exercise and convert his/her TSRUs, when vested, into PTUs. The value received upon the election and conversion is calculated by taking the change in stock price (20 trading day average ending on the exercise date (Election Price) less the grant price) plus accumulated dividends from the grant date, times the number of TSRUs exercised. This value is divided by the Election Price to determine the number of PTUs. The PTUs will be entitled to earn Dividend Equivalent Units (DEUs), and the PTUs and DEUs will be settled in our common stock on the TSRUs’ original settlement date (i.e., the fifth or seventh anniversary of grant), and will be subject to all of the terms and conditions of the original grant including forfeiture provisions. We measure the value of TSRU grants as of the grant date using a Monte Carlo simulation model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2019	2018	2017
Expected dividend yield(a)	3.27%	3.73%	3.69%
Risk-free interest rate(b)	2.55%	2.60%	1.98%
Expected stock price volatility(c)	18.34%	20.00%	18.39%
Contractual term (years)	5.13	5.12	5.11

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

The following table summarizes all TSRU activity during 2019:
	TSRUs (Thousands)	Weighted-Average Grant-Date Fair Value Per TSRU	Weighted-Average Grant Price Per TSRU
Nonvested, December 31, 2018	138,945	$6.48	$33.44
Granted	39,246	8.52	43.35
Vested	(47,710)	5.92	30.70
Forfeited	(7,826)	7.63	38.90
Nonvested, December 31, 2019	122,654	$7.53	$38.01

The following table summarizes TSRU and PTU information as of December 31, 2019(a), (b):
	TSRUs (Thousands)	PTUs (Thousands)	Weighted-Average Grant Price Per TSRU	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
TSRUs Outstanding	179,999	—	$35.33	2.6	$1,415
TSRUs Vested	57,345	—	31.04	1.3	775
TSRUs Expected to vest(c)	118,618	—	37.23	3.2	1,096
TSRUs exercised and converted to PTUs	—	1,299	$—	0.7	$51

(a)	In 2019, we settled 7,953,671 TSRUs with a weighted-average grant price of $27.33 per unit.

(b)	In 2019, 2,173,131 TSRUs with a weighted-average grant price of $30.68 per unit were converted into 844,871 PTUs.

(c)	The number of TSRUs expected to vest takes into account an estimate of expected forfeitures.

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2019	2018	2017
Weighted-average grant-date fair value per TSRU	$8.52	$7.42	$6.23
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$229	$246	$232
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.6	1.6	1.7

C. Performance Total Shareholder Return Units

On December 29, 2017, in connection with the Board’s succession planning,1,372,213 PTSRUs were awarded to the then Chairman and Chief Executive Officer, and 343,053 PTSRUs were awarded to the Group President, Chief Business Officer (former role Group President, Pfizer Innovative Health) at a grant price of $36.22 and at a grant-date fair value of $5.83 per TSRU. In addition to having the same characteristics of TSRUs, PTSRU grants require special service and performance conditions.

We measure the value of PTSRU grants as of the grant date using a Monte Carlo simulation model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Selling, informational and administrative expenses as appropriate.
D. Restricted Stock Units

RSUs are awarded to select employees and, when vested, entitle the holder to receive a specified number of shares of our common stock, including shares resulting from dividend equivalents paid on such RSUs. For RSUs granted during the periods presented, in virtually all instances, the units vest after three years of continuous service from the grant date.

We measure the value of RSU grants as of the grant date using the closing price of our common stock. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table summarizes all RSU activity during 2019:
	Shares (Thousands)	Weighted-Average Grant-Date Fair Value Per Share
Nonvested, December 31, 2018	27,276	$33.70
Granted	7,478	43.17
Vested	(10,644)	31.66
Reinvested dividend equivalents	911	39.64
Forfeited	(1,614)	38.82
Nonvested, December 31, 2019	23,407	$37.54

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2019	2018	2017
Total fair value of shares vested(a)	$454	$146	$584
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$241	$256	$254
Weighted-average period over which RSU cost is expected to be recognized (years)	1.7	1.7	1.7

(a)
2017 includes the modification for a commitment to pay approximately 6.4 million RSUs to approximately 9,900 employees, including senior and key management employees, for 6.6 million RSUs. These shares were paid in the first quarter of 2018.

E. Portfolio Performance Shares

PPSs are awards granted to select employees which, when vested, entitle the holder to receive, at the end of the performance period, a number of shares within a possible range of shares of our common stock, including shares resulting from dividend equivalents paid on such shares. For PPSs granted during the period presented, the awards vest after three years of continuous service from the grant date and the number of shares paid, if any, depends on the achievement of predetermined goals related to Pfizer’s long-term product portfolio during a five-year performance period from the year of the grant date. The number of shares that may be earned over the performance period ranges from 0% to 200% of the initial award.
We measure the value of PPS grants as of the grant date using the intrinsic value method, for which we use the closing price of our common stock. The values are amortized on a straight-line basis over the probable vesting term into Cost of sales, Selling, informational and administrative expenses and/or Research and development expenses, as appropriate, and adjusted each reporting period, as necessary, to reflect changes in the price of Pfizer’s common stock, changes in the number of shares that are probable of being earned and changes in management’s assessment of the probability that the specified performance criteria will be achieved and/or changes in management’s assessment of the probable vesting term.

The following table summarizes all PPS activity during 2019, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2018	19,261	$43.65
Granted	6,212	43.35
Vested	(6,882)	42.89
Forfeited	(897)	39.93
Nonvested, December 31, 2019(a)	17,694	$39.18

(a)	Vested and non-vested shares outstanding, but not paid as of December 31, 2019 were 32.0 million.

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2019	2018	2017
Total fair value of shares vested	$136	$169	$131
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$87	$102	$94
Weighted-average period over which PPS cost is expected to be recognized (years)	1.8	1.8	1.7

F. Performance Share Awards

PSAs are awarded to senior and other key management. PSAs vest after three years of continuous service from the grant date. The number of shares paid, if any, including shares resulting from dividend equivalents, for awards granted in 2015 and later, depends upon the achievement of predetermined goals related to two measures: (i) adjusted operating income (for performance years through 2018) or adjusted net income (for 2019 and later years, except for the 2017 PSAs) over three one-year periods; and (ii) TSR as compared to the NYSE ARCA Pharmaceutical Index (DRG Index) over the three-year performance period. The number of shares that are earned over the performance period ranges from 0% to 200% of the initial award.

We measure the value of PSA grants as of the grant date using the intrinsic value method, for which we use the closing price of our common stock. The values are amortized on a straight-line basis over the probable vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, and adjusted each reporting period, as necessary, to reflect changes in the price of Pfizer’s common stock, changes in the number of shares that are probable of being earned and changes in management’s assessment of the probability that the specified performance criteria will be achieved.

The following table summarizes all PSA activity during 2019, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2018	5,282	$43.65
Granted	1,716	43.35
Vested	(1,481)	42.89
Forfeited	(456)	41.91
Nonvested, December 31, 2019	5,061	$39.18

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
Total fair value of shares vested(a)	$64	$4	$58
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$34	$41	$34
Weighted-average period over which PSA cost is expected to be recognized (years)	1.8	1.8	1.8

(a)
2017 includes the modification for a commitment to pay 1.1 million PSAs to approximately 90 employees, including senior and key management employees, for 1.1 million PSAs. These shares were paid in the first quarter of 2018.

G. Stock Options

Stock options are awarded to select employees and, when vested, entitle the holder to purchase a specified number of shares of our common stock at a price per share equal to the closing market price of our common stock on the date of grant.

Beginning in 2016, only a limited set of overseas employees received stock option grants. No stock options were awarded to senior and other key management in any period presented; however, stock options were awarded to certain other employees. In virtually all instances, stock options granted vest after three years of continuous service from the grant date and have a contractual term of 10 years. In most cases, stock options must be held for at least one year from the grant date before any vesting may occur. In the event of a sale of business or plant closing or restructuring, options held by employees are immediately vested and are exercisable for a period of 3 months following the date employment is terminated or through their remaining term, depending on various conditions.

We measure the value of stock option grants as of the grant date using the Black-Scholes-Merton option-pricing model. The values determined through this fair value methodology generally are amortized on a straight-line basis over the vesting term into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate.

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2019	2018	2017
Expected dividend yield(a)	3.27%	3.73%	3.69%
Risk-free interest rate(b)	2.66%	2.85%	2.23%
Expected stock price volatility(c)	18.34%	20.02%	18.39%
Expected term (years)(d)	6.75	6.75	6.75

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

The following table summarizes all stock option activity during 2019:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2018	103,791	$27.69
Granted	1,181	43.35
Exercised	(15,964)	24.84
Forfeited	(55)	37.67
Expired	(353)	31.12
Outstanding, December 31, 2019	88,600	28.39	3.6	$960
Vested and expected to vest, December 31, 2019(b)	88,469	28.37	3.6	960
Exercisable, December 31, 2019	85,372	$28.04	3.4	$951

(a)	Market price of our underlying common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2019	2018	2017
Weighted-average grant-date fair value per stock option	$5.98	$5.06	$4.01
Aggregate intrinsic value on exercise	$261	$625	$331
Cash received upon exercise	$394	$1,259	$862
Tax benefits realized related to exercise	$47	$115	$95
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$5	$5	$10
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.6	1.7	0.8